UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-3003
                                   ------------


                         AXP TAX-FREE MONEY SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:    12/31
                         --------------
Date of reporting period:    6/30
                         --------------

AXP(R)
  Tax-Free Money
              Fund

                                                               Semiannual Report
                                                            for the Period Ended
                                                                   June 30, 2005

AXP Tax-Free Money Fund seeks to provide shareholders with as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

(This semiannual report is intended only for the information of shareholders or those who have received the offering prospectus of the Fund, which contains information about the Fund's objective, investment strategy, risks, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

Table of Contents

Fund Snapshot                              3

Performance Summary                        4

Questions & Answers
   with Portfolio Management               5

Investments in Securities                  7

Financial Statements                      11

Notes to Financial Statements             14

Fund Expenses Example                     17

Approval of Investment Management
   Services Agreement                     18

Proxy Voting                              19

CORPORATE REORGANIZATION

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors division. The separation from American Express is expected to be completed on or after Sept. 30, 2005, subject to certain regulatory and other approvals, including final approval by the board of directors of American Express. On Aug. 1, 2005, American Express Financial Corporation and several of its companies, through which the products and services of the American Express Financial Advisors division are offered, changed their names in anticipation of their separation from American Express. American Express Financial Corporation, which currently provides investment management services for the American Express Funds, changed its name to Ameriprise Financial, Inc. (Ameriprise Financial), the parent company of the Ameriprise Financial family of companies. American Express Financial Advisors Inc., which is currently the distributor of the American Express Funds, changed its name to Ameriprise Financial Services, Inc., a wholly owned subsidiary of Ameriprise Financial. Ameriprise Financial and American Express will be independent companies, with separate public ownership, boards of directors and management. No changes in the management or operations of the funds or in the services provided to the funds are anticipated in connection with the reorganization.

After the expected separation from American Express, Ameriprise Financial and its subsidiaries will no longer be affiliated with American Express.

As part of a corporate reorganization, Ameriprise Financial will be introducing the RiverSource(SM) brand which, with the approval of the American Express Funds' Boards of Directors, will replace "American Express" as the name of the fund family. The RiverSource brand will also be used for certain subsidiaries of Ameriprise Financial that provide services to the funds. The transition to the RiverSource name, which began on Aug. 1, 2005, will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to shareholders.

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2   --   AXP TAX-FREE MONEY FUND   --   2005 SEMIANNUAL REPORT

Fund Snapshot
        AT JUNE 30, 2005

PORTFOLIO MANAGER

Portfolio manager                 Since               Years in industry
Jamie Jackson, CFA                7/04                       16

FUND OBJECTIVE

For investors seeking as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Inception date                                                   8/5/80
Ticker symbol                                                     ITFXX
Total net assets                                         $118.1 million
Number of holdings                                                   39
Weighted average maturity(1)                                  14.6 days

(1) Weighted average maturity is the amount of time remaining before securities are due and principal must be repaid.

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

      DURATION
SHORT   INT.   LONG
  X                 HIGH
                    MEDIUM   QUALITY
                    LOW

TOP FIVE STATES

Percentage of portfolio assets

Texas                                                             13.7%
Minnesota                                                         10.8
Illinois                                                          10.3
Kentucky                                                           6.9
Georgia                                                            5.5

SECTOR COMPOSITION

Percentage of portfolio assets

Municipal notes                                                    100%

7-DAY YIELD

1.77%                                                        at 6/30/05

The 7-day yield shown in the table more closely reflects the current earnings of the Fund than the total return quotations. Short-term yield may be higher or lower than the figure shown. Contact your advisor or www.ameriprise.com for the most current yield information.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Certain income may be subject to alternative minimum tax or state or local tax.

Fund holdings are subject to change.

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3   --   AXP TAX-FREE MONEY FUND   --   2005 SEMIANNUAL REPORT

Performance Summary

[BAR CHART]

                                   PERFORMANCE
                     For the six-month period ended June 30, 2005

                                     +0.73%

+0.73% = AXP Tax-Free Money Fund

Past performance is no guarantee of future results.

AVERAGE ANNUAL TOTAL RETURNS

(Inception date)                                                   (8/5/80)

at June 30, 2005
6 months*                                                           +0.73%
1 year                                                              +1.07%
3 years                                                             +0.68%
5 years                                                             +1.30%
10 years                                                            +2.16%
Since inception                                                     +3.52%

The performance information shown represents the past performance and is not a guarantee of future results. The investment return and principal value of your investment and returns will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling (888) 723-8476 or visiting www.ameriprise.com.

* Not annualized.

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4   --   AXP TAX-FREE MONEY FUND   --   2005 SEMIANNUAL REPORT

Questions & Answers
                WITH PORTFOLIO MANAGEMENT

Below, Jamie Jackson, portfolio manager for AXP Tax-Free Money Fund, discusses the Fund's results and positioning for the six months ended June 30, 2005.

Q:  How did AXP Tax-Free Money Fund perform for the six months ended June 30,
    2005?

A: AXP Tax-Free Money Fund gained 0.73% for the six months ended June 30, 2005. The annualized simple yield was 1.75% and the annualized compound yield was 1.77% for the seven-day period ended June 30, 2005. The seven-day current yield more closely reflects the current earnings of the Fund than the total return.

Q:  What factors most significantly affected the Fund's performance?

A: An increase in short-term rates was the predominant factor affecting the Fund's semiannual results. The Fed funds rate was at 2.25% at the beginning of the period and finished the semiannual period at 3.25%. Economic growth was stronger than expected, and the unemployment rate continued to fall during the period, which supported the Federal Reserve Board's (the Fed's) increases to move toward a more neutral rate level. The Fed is no longer raising rates to be restrictive, but rather to remove any accommodation for economic weakness or deflation that is no longer necessary.

    Tax receipts were strong during the period, which is beneficial for the credit quality of municipalities that issue tax-free bonds. In addition, fewer tax receipts were issued during the period, which is evident of a stronger economy.

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5   --   AXP TAX-FREE MONEY FUND   --   2005 SEMIANNUAL REPORT

Questions & Answers

[BEGIN CALLOUT QUOTE]> We kept a shorter average maturity to take advantage of the higher rates that we believe we will see over the next few months. [END CALLOUT QUOTE]

Q:  What changes did you make to the portfolio during the period?

A: The biggest change to note during the period was the Fund's weighted average maturity. As the Fed continued to raise rates during the six months, we shortened the Fund's average maturity to end the period at 14.6 days, which had been scaled back quite a bit from the 23 days the Fund averaged at the beginning of the period. We kept a shorter average maturity to take advantage of the higher rates that we believe we will see over the next few months.

Q:  How are you positioning the Fund  going forward?

A: We are positioning the Fund to take advantage of rate increases. We think the rate will increase more than is priced into the market, and therefore, we are running an average maturity that is fairly short.

    We will continue to closely monitor economic data, Fed policy, and any shifts in the tax-exempt money market yield curve, striving to strategically adjust our portfolio positioning accordingly. We believe that the tax-free money market will continue to offer attractive yields compared to its taxable counterpart. Although as the level of short-term rates rises, the ratio of tax-exempt vs. taxable yields is likely to decline gradually. We intend to continue to focus on high-quality investments with minimal credit risk while seeking competitive yields. Our objective remains seeking as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

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6   --   AXP TAX-FREE MONEY FUND   --   2005 SEMIANNUAL REPORT

Investments in Securities

AXP Tax-Free Money Fund

June 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal notes (99.3%)
Issue(b,c,d)           Effective              Amount               Value(a)
                         yield              payable at
                                             maturity

Alabama (4.0%)
Columbia Industrial Development Board
  Refunding Revenue Bonds
  Alabama Power Company Project
  V.R.D.N. Series 1995E
   10-01-22               2.25%            $2,800,000(e)         $2,800,000
Parrish Industrial Development Board
  Refunding Revenue Bonds
  Alabama Power Company Project
  V.R.D.N. Series 1994
   06-01-15               2.30              1,900,000(e)          1,900,000
Total                                                             4,700,000

Arizona (2.3%)
Salt River Project Agricultural Improvement & Power District
  C.P. Series B
   08-11-05               2.50              2,750,000             2,750,000

District of Columbia (1.0%)
District of Columbia
  Revenue Bonds
  American Psychologist Association
  V.R.D.N. Series 2003 (Bank of America)
   03-01-28               2.35              1,200,000(e)          1,200,000

Florida (4.2%)
Collier County Health Facilities Authority
  C.P. Series 2003C-2
   09-07-05               2.64              5,000,000             5,000,000

Municipal notes (continued)
Issue(b,c,d)           Effective              Amount               Value(a)
                         yield              payable at
                                             maturity

Georgia (5.4%)
City of Atlanta
  Revenue Bonds
  V.R.D.N. Series 2002C
  (Dexia Credit Local) FSA
   11-01-41               2.25%            $1,400,000(e)         $1,400,000
DeKalb County Hospital Authority
  Revenue Bonds
  DeKalb Medical Center Project
  V.R.D.N. Series 2003B
  (Wachovia Bank) FSA
   09-01-31               2.29              5,000,000(e)          5,000,000
Total                                                             6,400,000

Illinois (10.2%)
City of Chicago
  Unlimited General Obligation Bonds
  Neighborhoods Alive 21-B
  V.R.D.N. Series 2002B (Lloyds TSB Group) MBIA
   01-01-37               2.28              5,100,000(e)          5,100,000
County of Cook
  Unlimited General Obligation Bonds
  Capital Improvement
  V.R.D.N. Series 2002B
  (Landesbank Hessen-Thuringen Girozentrale)
   11-01-31               2.54              4,000,000(e)          4,000,000
State of Illinois
  Unlimited General Obligation Bonds
  V.R.D.N Series 2003B (Depfa Bank)
   10-01-33               2.40              3,000,000(e)          3,000,000
Total                                                            12,100,000

See accompanying notes to investments in securities.
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7   --   AXP TAX-FREE MONEY FUND   --   2005 SEMIANNUAL REPORT

Issue(b,c,d)           Effective              Amount               Value(a)
                         yield              payable at
                                             maturity
Kentucky (6.9%)
Breckinridge County
  Revenue Bonds
  Kentucky Association Counties Leasing Trust
  V.R.D.N. Series 2002A (US Bank)
   02-01-32               2.30%            $2,500,000(e)         $2,500,000
Newport
  Revenue Bonds
  V.R.D.N Series 2002 (US Bank)
   04-01-32               2.56              5,600,000(e)          5,600,000
Total                                                             8,100,000

Louisiana (1.9%)
Parish of East Baton Rouge
  Refunding Revenue Bonds
  Exxon Project
  V.R.D.N. Series 1989
   11-01-19               2.30              2,300,000(e)          2,300,000

Maryland (1.4%)
Maryland Health & Higher Education Facilities Authority
  C.P. Series A
   08-08-05               2.40              1,600,000             1,600,000

Michigan (4.5%)
Detroit
  Revenue Bonds
  Senior Lien
  V.R.D.N. Series 2003B (Dexia Credit Local) FSA
   07-01-33               2.25              2,800,000(e)          2,800,000
University of Michigan
  Refunding Revenue Bonds
  University of Michigan Hospitals
  V.R.D.N. Series 1992A
   12-01-19               2.25              2,500,000(e)          2,500,000
Total                                                             5,300,000

Municipal notes (continued)
Issue(b,c,d)           Effective              Amount               Value(a)
                         yield              payable at
                                             maturity

Minnesota (10.7%)
Arden Hills
  Revenue Bonds
  Presbyterian Homes
  V.R.D.N. Series 1999B (US Bank)
   09-01-29               2.35%              $400,000(e)           $400,000
Rochester Health Care Facility
  C.P. Series 2005
   08-08-05               2.44              5,000,000             5,000,000
Southern Minnesota Municipal Power Agency
  C.P. Series B
   07-07-05               2.84              4,100,000             4,100,000
University of Minnesota
  Revenue Bonds
  V.R.D.N. Series 1999A
  (Landesbank-Hessen-Thueringen Girozentrale)
   01-01-34               2.43              3,130,000(e)          3,130,000
Total                                                            12,630,000

Mississippi (2.9%)
County of Jackson
  Refunding Revenue Bonds
  Chevron USA Project
  V.R.D.N. Series 1992
   12-01-16               2.25                500,000(e)            500,000
County of Jackson
  Refunding Revenue Bonds
  Chevron USA Project
  V.R.D.N. Series 1993
   06-01-23               2.25              2,900,000(e)          2,900,000
Total                                                             3,400,000

Nebraska (4.2%)
Nebraska Public Power District
  C.P. Series A
   08-10-05               2.50              5,000,000             5,000,000

New Hampshire (4.3%)
New Hampshire Health & Education Facilities Authority
  Revenue Bonds
  Brewster Academy Issue
  V.R.D.N. Series 2001 (Allied Irish Bank)
   06-01-31               2.45              5,100,000(e)          5,100,000

New York (1.3%)
New York City Municipal Water Finance Authority
  Revenue Bonds
  V.R.D.N. Series 1993C FGIC
  06-15-23                2.34              1,500,000(e)          1,500,000

See accompanying notes to investments in securities.

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8   --   AXP TAX-FREE MONEY FUND   --   2005 SEMIANNUAL REPORT

Issue(b,c,d)           Effective              Amount               Value(a)
                         yield              payable at
                                             maturity

South Carolina (4.2%)
State Public Service Authority
  C.P.
   07-06-05               2.89%            $5,000,000            $5,000,000

Tennessee (1.3%)
Clarksville Public Building Authority
  Revenue Bonds
  Pooled Financing
  Tennessee Municipal Bond Fund
  V.R.D.N. Series 2003 (Bank of America)
   01-01-33               2.28              1,500,000(e)          1,500,000

Texas (13.6%)
Bell County Health Facility Development Corporation
  Revenue Bonds
  Scott & White Memorial Hospital
  V.R.D.B. Series 2001-2 (Westdeutsche Landesbank) MBIA
   08-15-31               2.30              1,200,000(e)          1,200,000
City of Houston
  General Obligation C.P. Series D
   07-11-05               2.84              2,000,000             2,000,000
City of San Antonio
  Refunding Revenue Bonds
  Sub Lein
  V.R.D.N. Series 2003B
  (JPMorgan Chase Bank) MBIA
   05-15-33               2.38              3,940,000(e)          3,940,000
City of San Antonio Electric & Gas Systems
  C.P. Series A
   08-17-05               2.60              2,500,000             2,500,000
Dallas Area RAP Transit
  C.P. Series 2001
   07-13-05               2.11              5,000,000             5,000,000
Harris County Health Facilities Development Corporation
  Revenue Bonds
  YMCA of Greater Houston
  V.R.D.N. Series 1999 (Bank One)
   07-01-34               2.30              1,400,000(e)          1,400,000
Total                                                            16,040,000

Municipal notes (continued)
Issue(b,c,d)           Effective              Amount               Value(a)
                         yield              payable at
                                             maturity

Utah (4.6%)
Emery County
  Refunding Revenue Bonds
  Pacificorp Projects
  V.R.D.N. Series 1994 (Bank of Nova Scotia) AMBAC
   11-01-24               2.30%            $1,400,000(e)         $1,400,000
Intermountain Power Agency
  C.P. Series B-5
   08-09-05               2.40              4,000,000             4,000,000
Total                                                             5,400,000

Virginia (4.2%)
Chesapeake Hospital Authority
  Revenue Bonds
  Chesapeake General Hospital
  V.R.D.N. Series 2001A (SunTrust Bank)
   07-01-31               2.29              5,000,000(e)          5,000,000

Washington (2.5%)
Washington Higher Education Facilities Authority
  Revenue Bonds
  Seattle Pacific University
  V.R.D.N Series 2000B (Bank of America)
   10-01-30               2.62              2,900,000(e)          2,900,000

Wisconsin (3.7%)
City of Milwaukee
  Revenue Bonds
  Milwaukee Public Museum
  V.R.D.N. Series 2000 (Bank One)
   04-01-35               2.35              1,200,000(e)          1,200,000
Milwaukee Redevelopment Authority
  Revenue Bonds
  La Causa Project
  V.R.D.N. Series 2000 (US Bank)
   12-01-20               2.30              3,180,000(e)          3,180,000
Total                                                             4,380,000

Total investments in securities
(Cost: $117,300,000)(f)                                        $117,300,000

See accompanying notes to investments in securities.

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9   --   AXP TAX-FREE MONEY FUND   --   2005 SEMIANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)     The following abbreviations may be used in the portfolio descriptions:

        A.M.T.    --    Alternative Minimum Tax
        B.A.N.    --    Bond Anticipation Note
        C.P.      --    Commercial Paper
        R.A.N.    --    Revenue Anticipation Note
        T.A.N.    --    Tax Anticipation Note
        T.R.A.N.  --    Tax & Revenue Anticipation Note
        V.R.      --    Variable Rate
        V.R.D.B.  --    Variable Rate Demand Bond
        V.R.D.N.  --    Variable Rate Demand Note

(c) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

        ACA       --    ACA Financial Guaranty Corporation
        AMBAC     --    Ambac Assurance Corporation
        BIG       --    Bond Investors Guarantee
        CGIC      --    Capital Guaranty Insurance Company
        FGIC      --    Financial Guaranty Insurance Company
        FHA       --    Federal Housing Authority
        FNMA      --    Federal National Mortgage Association
        FHLMC     --    Federal Home Loan Mortgage Corporation
        FSA       --    Financial Security Assurance
        GNMA      --    Government National Mortgage Association
        MBIA      --    MBIA Insurance Corporation
        XLCA      --    XL Capital Assurance

(e) Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2005.

(f) Also represents the cost of securities for federal income tax purposes at June 30, 2005.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.ameriprise.com.

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10   --   AXP TAX-FREE MONEY FUND   --   2005 SEMIANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Tax-Free Money Fund

June 30, 2005 (Unaudited)
Assets
Investments in securities, at value (Note 1)
   (identified cost $117,300,000)                                                   $117,300,000
Cash in bank on demand deposit                                                           583,263
Accrued interest receivable                                                              267,665
                                                                                         -------
Total assets                                                                         118,150,928
                                                                                     -----------
Liabilities
Dividends payable to shareholders                                                          5,420
Capital shares payable                                                                     2,993
Accrued investment management services fee                                                 1,163
Accrued distribution fee                                                                  11,076
Accrued transfer agency fee                                                                  405
Accrued administrative services fee                                                           97
Other accrued expenses                                                                    56,128
                                                                                          ------
Total liabilities                                                                         77,282
                                                                                          ------
Net assets applicable to outstanding capital stock                                  $118,073,646
                                                                                    ============
Represented by
Capital stock -- $.01 par value (Note 1)                                            $  1,181,016
Additional paid-in capital                                                           116,915,414
Accumulated net realized gain (loss) (Note 5)                                            (22,784)
                                                                                         -------
Total -- representing net assets applicable to outstanding capital stock            $118,073,646
                                                                                    ============
Shares outstanding                                                                   118,101,607
                                                                                     -----------
Net asset value per share of outstanding capital stock                              $       1.00
                                                                                    ------------

See accompanying notes to financial statements.

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11   --   AXP TAX-FREE MONEY FUND   --   2005 SEMIANNUAL REPORT

Statement of operations
AXP Tax-Free Money Fund

Six months ended June 30, 2005 (Unaudited)
Investment income
Income:
Interest                                                                              $1,311,206
                                                                                      ----------
Expenses (Note 2):
Investment management services fee                                                       217,773
Distribution fee                                                                          60,492
Transfer agency fee                                                                       72,687
Administrative services fees and expenses                                                 16,768
Compensation of board members                                                              5,057
Custodian fees                                                                            11,170
Printing and postage                                                                      10,520
Registration fees                                                                         31,920
Audit fees                                                                                12,000
Other                                                                                      7,486
                                                                                           -----
Total expenses                                                                           445,873
   Earnings credits on cash balances (Note 2)                                             (8,943)
                                                                                          ------
Total net expenses                                                                       436,930
                                                                                         -------
Investment income (loss) -- net                                                          874,276
                                                                                         -------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)                                (4,286)
                                                                                          ------
Net increase (decrease) in net assets resulting from operations                       $  869,990
                                                                                      ==========

See accompanying notes to financial statements.

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12   --   AXP TAX-FREE MONEY FUND   --   2005 SEMIANNUAL REPORT

Statements of changes in net assets
AXP Tax-Free Money Fund
                                                                                     June 30, 2005    Dec. 31, 2004
                                                                                   Six months ended    Year ended
                                                                                       (Unaudited)
Operations and distributions
Investment income (loss) -- net                                                     $    874,276       $    686,080
Net realized gain (loss) on security transactions                                         (4,286)                --
                                                                                         -------            -------
Net increase (decrease) in net assets resulting from operations                          869,990            686,080
                                                                                         -------            -------
Distributions to shareholders from:
   Net investment income                                                                (874,276)          (686,080)
                                                                                        --------           --------
Capital share transactions at constant $1 net asset value
Proceeds from sales of shares                                                         86,235,722        185,159,033
Net asset value of shares issued in reinvestment of distributions                        852,458            666,769
Payments for redemptions of shares                                                   (96,887,128)      (227,418,849)
                                                                                     -----------       ------------
Increase (decrease) in net assets from capital share transactions                     (9,798,948)       (41,593,047)
                                                                                      ----------        -----------
Total increase (decrease) in net assets                                               (9,803,234)       (41,593,047)
Net assets at beginning of period                                                    127,876,880        169,469,927
                                                                                     -----------        -----------
Net assets at end of period                                                         $118,073,646       $127,876,880
                                                                                    ============       ============

See accompanying notes to financial statements.

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13   --   AXP TAX-FREE MONEY FUND   --   2005 SEMIANNUAL REPORT

Notes to Financial Statements

AXP Tax-Free Money Fund

(Unaudited as to June 30, 2005)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Tax-Free Money Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) (the 1940 Act), as a diversified, open-end management investment company. AXP Tax-Free Money Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in debt obligations.

The Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to U. S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

Guarantees and indemnifications

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount, is recognized daily.

--------------------------------------------------------------------------------
14   --   AXP TAX-FREE MONEY FUND   --   2005 SEMIANNUAL REPORT

2. EXPENSES

The Fund has agreements with Ameriprise Financial, Inc. (Ameriprise Financial) (formerly American Express Financial Corporation) to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, Ameriprise Financial (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.36% to 0.25% annually as the Fund's assets increase.

Under the current Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.03% to 0.02% annually as the Fund's assets increase. It is expected that the fee schedule to the agreement will be revised effective Oct. 1, 2005. Under the new agreement, the fee percentage of the Fund's average daily net assets will decline from 0.06% to 0.03% annually as the Fund's assets increase. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other American Express mutual funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, RiverSource Service Corporation (formerly American Express Client Service Corporation) (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee of $22 per shareholder account for this service.

Beginning May 20, 2005, the Transfer Agent implemented an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees were insignificant for the six months ended June 30, 2005 and are included in the transfer agency fees on the statement of operations.

The Fund has an agreement with Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.) (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate up to 0.10% of the Fund's average daily net assets.

During the six months ended June 30, 2005, the Fund's custodian and transfer agency fees were reduced by $8,943 as a result of earnings credits from overnight cash balances.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities aggregated $187,467,457 and $197,680,475 respectively, for the six months ended June 30, 2005. Realized gains and losses, if any, are determined on an identified cost basis.

--------------------------------------------------------------------------------
15   --   AXP TAX-FREE MONEY FUND   --   2005 SEMIANNUAL REPORT

4. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by The Bank of New York, whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.50% or the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. The Fund had no borrowings outstanding during the six months ended June 30, 2005.

5. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $18,498 at Dec. 31, 2004, that if not offset by capital gains will expire as follows:

                          2008                               2010
                          $167                              $18,331

It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

6. FINANCIAL HIGHLIGHTS

The table below shows certain important financial information for evaluating the Fund's results.

Per share income and capital changes(a)
Fiscal period ended Dec. 31,                                                2005(e)    2004        2003      2002      2001
Net asset value, beginning of period                                       $1.00      $1.00       $1.00     $1.00     $1.00
                                                                           -----      -----       -----     -----     -----
Income from investment operations:
Net investment income (loss)                                                 .01        .01          --       .01       .02
                                                                           -----      -----       -----     -----     -----
Less distributions:
Dividends from net investment income                                        (.01)      (.01)         --      (.01)     (.02)
                                                                           -----      -----       -----     -----     -----
Net asset value, end of period                                             $1.00      $1.00       $1.00     $1.00     $1.00
                                                                           -----      -----       -----     -----     -----
Ratios/supplemental data
Net assets, end of period (in millions)                                     $118       $128        $169      $207      $207
Ratio of expenses to average daily net assets(b)                            .74%(c)    .73%        .71%      .59%      .59%
Ratio of net investment income (loss) to average daily net assets          1.45%(c)    .48%        .37%      .89%     2.17%
Total return                                                                .73%(d)    .50%        .37%      .89%     2.21%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Adjusted to an annual basis.

(d) Not annualized.

(e) Six months ended June 30, 2005 (Unaudited).

--------------------------------------------------------------------------------
16   --   AXP TAX-FREE MONEY FUND   --   2005 SEMIANNUAL REPORT

Fund Expenses Example

(UNAUDITED)

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2005.

Actual Expenses

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs that you may incur in other funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                Beginning           Ending          Expenses
                                               account value     account value     paid during     Annualized
                                               Jan. 1, 2005      June 30, 2005    the period(a)   expense ratio
Actual(b)                                         $1,000           $1,007.30        $3.68(c)          .74%
Hypothetical (5% return before expenses)          $1,000           $1,021.12        $3.71(c)          .74%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b) Based on the actual return of +0.73% for the six months ended June 30, 2005.

(c) Pending final approval from the Fund's Board of Directors, it is expected that, effective Oct. 1, 2005, the fee schedule under the Administrative Services Agreement between Ameriprise Financial and the Fund will be revised. If the revised fee schedule under the Administrative Services Agreement had been in place for the entire six-month period ended June 30, 2005, the actual expenses paid would have been $3.83 and the hypothetical expenses paid would have been $3.86.

--------------------------------------------------------------------------------
17   --   AXP TAX-FREE MONEY FUND   --   2005 SEMIANNUAL REPORT

Approval of Investment Management Services Agreement
Ameriprise Financial, Inc. (formerly American Express Financial Corporation or
AEFC), (the investment manager), is a wholly-owned subsidiary of American Express Company. Under an Investment Management Services Agreement (the Agreement), the investment manager provides investment advice and other services to the Fund. Throughout the year, the Funds' Board of Directors and the Board's Investment Review Committee monitor these services.

Each year the Board determines whether to continue the Agreement by evaluating the quality and level of service received and the costs associated with those services. The investment manager prepares detailed reports for the Board and its Contracts Committee in March and April and provides data prepared by independent organizations to assist the Board in making this determination. The Board gives considerable weight to the work, deliberations and conclusions of the Contracts and Investment Review Committees in determining whether to continue the Agreement.

On February 1, 2005, American Express Company announced its intention to pursue a spin-off of AEFC by distributing shares of the common stock of AEFC to shareholders of American Express Company. At a meeting held in person on April 14, 2005, the Board, including a majority of the independent members, approved the continuation of the Agreement for an interim period, not to exceed one year, ending on the later of (i) the effective date of the spin-off or (ii) the approval by the Fund's shareholders of a new investment management services agreement with the investment manager (the Interim Period). The spin-off will not result in an "assignment" of the Agreement under the Investment Company Act of 1940 and, therefore, will not cause the termination of the Agreement according to its terms. In connection with the spin-off the investment manager has proposed that going forward, services under the Agreement be provided by an affiliate, RiverSource Investments, LLC (RiverSource). Independent counsel advised the Board that it would be prudent, in connection with the spin-off, to consider a new agreement with RiverSource and to seek shareholder approval of that agreement as soon as practical thereafter.

Investment performance is a major factor in the evaluation process, and the Board reviewed the Fund's performance over a range of different periods by comparing its performance to relevant Lipper and broader market indices. The Board considered that over time the Fund's investment performance should approximate the median for a peer group of funds with similar investment goals and noted that the Fund's investment performance was consistent with its peer group in 2004.

The Board noted that, in addition to portfolio management and investment research, the investment manager provides portfolio trading, daily net asset value calculation, management of cash flow, product development, administration of its compliance and legal departments, access to distribution, accounting and recordkeeping, and reporting to the Board and shareholders. To evaluate these services, the Board referred to surveys and benchmarks established by commercial providers, trade associations and the investment manager's internal processes. The Board concluded that the services provided were consistent with services provided by investment managers to comparable mutual funds.

--------------------------------------------------------------------------------
18   --   AXP TAX-FREE MONEY FUND   --   2005 SEMIANNUAL REPORT

The Board also evaluated the price paid for the services provided by the investment manager, noting the existence of a pricing philosophy, established by the Board and the investment manager, that seeks to maintain total Fund expenses within a range of the median expenses charged to comparable funds sold through financial advisors. The Board considered detailed information set forth in an annual report on fees and expenses, including, among other things, data showing a comparison of the Fund's expenses with median expenses paid by funds in its comparison group and data showing the Fund's contribution to the investment manager's profitability. The Board determined that while the Fund's expenses are close to the median, its yield has been competitive with other money market funds within its comparison group.

The Board considered the economies of scale that might be realized by the investment manager as the Fund grew and took note of the extent to which Fund shareholders also might benefit from such growth. The Board considered that the Agreement provided for lower fees as assets increase at pre-established breakpoints and concluded that the Agreement satisfactorily provided for sharing these economies of scale.

The Board took into account the Contracts Committee's discussion comparing the fees the investment manager charges to the Fund with those it charges to institutional clients, noting that the relatively higher fees paid by the Fund were principally attributable to the additional services required to manage a regulated mutual fund, like the Fund, and the operation of a large mutual fund family. The Board also considered the profitability realized by the investment manager and its affiliates from its relationship with the Fund. The Board took into account the services acquired by the investment manager through the use of commission dollars paid by the Fund on portfolio transactions. The Board concluded that the investment manager's overall costs and profitability were appropriate, although profitability may be too low on an ongoing basis.

The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. Based on the foregoing, the Board concluded that the fees paid to the investment manager under the Agreement were fair and reasonable and determined to approve renewal of the Agreement for the Interim Period.

Proxy Voting

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling
(800) 862-7919; by looking at the website www.ameriprise.com; or by searching the website of the Securities and Exchange Commission http://www.sec.gov. You may view the Fund's voting record for all portfolio companies whose shareholders meetings were completed the previous quarter on www.ameriprise.com or obtain a copy by calling the Fund's administrator, Board Services Corporation, collect at
(612) 330-9283. In addition, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at http://www.sec.gov.

--------------------------------------------------------------------------------
19   --   AXP TAX-FREE MONEY FUND   --   2005 SEMIANNUAL REPORT

American Express Funds
70100 Ameriprise Financial Center
Minneapolis, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by Ameriprise Financial Services, Inc. (formerly known as American Express Financial Advisors Inc.). Member NASD. American Express Company is separate from Ameriprise Financial Services, Inc. and is not a broker-dealer.

Item 2.    Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.    Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.   Submission of matters to a vote of security holders. Not applicable.

Item 11.   Controls and Procedures.

           (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

           (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.   Exhibits.

           (a)(1) Not applicable for semi-annual reports.

           (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
           Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

           (a)(3) Not applicable.

           (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  AXP Tax-Free Money Series,  Inc.



By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          September 1, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          September 1, 2005


By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          September 1, 2005